Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments
Schedule of reconciliation of available-for-sale securities
	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market securities	$1,178	$3	$—	$1,181	$1,582	$—	$—	$1,582